Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Real Estate Property and Fixed Assets
Land Improvements	3-15 years
Building	25-30 years
Building Improvements	15-20 years
Tenant Improvements	1-10 years
Furniture and Equipment	3 years

Schedule of Earnings per Share Basic and Diluted
	Years Ended December 31,
	2014	2013
Weighted average common shares outstanding - basic	15,915,380	15,281,886
Plus potentially dilutive common shares:
Unvested restricted stock	140,047	101,931
Contingent shares (note 10)	-	-
Weighted average common shares outstanding - diluted	16,055,427	15,383,817